Condensed Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,943,859	$ 3,835,639	$ 1,130,771
Items not requiring (providing) cash:
Deferred income taxes	160,784	949,122	(217,737)
Depreciation	747,368	717,222	826,440
Provision for loan losses	5,950,000	3,350,000	5,200,000
Gain on sale of loans and investment securities	(2,053,229)	(2,851,249)	(2,024,982)
Loss on sale of foreclosed assets	1,356,464	520,255	341,376
Gain on sale of state low-income housing tax credits	(281,561)
Accretion of gain on termination of interest rate swaps			(508,746)
Amortization of deferred income, premiums and discounts, net	548,635	529,016	587,769
Stock award plans	253,017	186,654	109,386
Origination of loans held for sale	(80,713,138)	(58,776,634)	(81,958,753)
Proceeds from sale of loans held for sale	83,457,153	59,104,282	84,488,527
Release of ESOP shares	153,848	126,737	100,014
Increase in cash surrender value of bank owned life insurance	(386,593)	(321,257)	(380,090)
Changes in:
Prepaid FDIC deposit insurance premiums	650,440	888,280	1,158,519
Accrued interest receivable	83,951	530,954	1,289
Prepaid expenses and other assets	887,894	(4,120)	569,548
Accrued expenses and other liabilities	(103,521)	(349,891)	(551,779)
Income taxes payable	(397,508)	(681,017)	3,887,321
Net cash provided by operating activities	12,257,863	7,753,993	12,758,873
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in loans	6,478,698	14,093,653	7,493,436
Principal payments on held-to-maturity securities	37,530	42,385	211,827
Principal payments on available-for-sale securities	8,123,388	15,633,730	13,855,527
Purchase of available-for-sale securities	(80,356,225)	(73,537,207)	(55,262,990)
Proceeds from sales of available-for-sale securities	31,688,102	46,274,707	17,516,564
Proceeds from maturities of available-for-sale securities	19,162,654	26,775,000	28,956,500
Purchase of premises and equipment	(609,956)	(816,359)	(333,609)
Purchase of tax credit investments		(950,086)
Proceeds from sale of state low-income housing tax credits	281,561
Proceeds from maturities of interest bearing deposits	5,587,654	7,197,346	5,000,000
Purchase of bank owned life insurance	(2,500,000)
Redemption of Federal Home Loan Bank stock	41,400	1,178,300	951,400
Capitalized costs on foreclosed assets held for sale		(102,804)	(737,336)
Insurance proceeds on foreclosed assets held for sale			637,427
Proceeds from sale of foreclosed assets held for sale	5,227,038	5,627,426	6,295,990
Net cash provided by (used in) investing activities	(6,838,156)	41,416,091	24,584,736
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in demand deposits, NOW accounts and savings accounts	20,824,692	24,675,024	5,504,374
Net decrease in certificates of deposit	(5,393,642)	(20,785,632)	(37,861,203)
Net decrease in securities sold under agreements to repurchase		(14,750,000)
Repayments of FHLB advances		(25,000,000)	(23,000,000)
Advances from borrowers for taxes and insurance	(3,642)	22,507	(1,608)
Redemption of preferred stock	(5,000,000)
Stock options exercised	12,388
Common and preferred cash dividends paid	(744,444)	(850,000)	(850,000)
Treasury stock purchased	(25,736)	(53,230)	(6,540)
Net cash provided by (used in) financing activities	9,669,616	(36,741,331)	(56,214,977)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	15,089,323	12,428,753	(18,871,368)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	26,574,082	14,145,329	33,016,697
CASH AND CASH EQUIVALENTS, END OF YEAR	41,663,405	26,574,082	14,145,329
Supplemental Cash Flows Information
Real estate acquired in settlement of loans	1,101,193	5,517,045	17,564,615
Interest paid	6,977,212	9,970,762	15,326,326
Income taxes paid, net of (refunds)	195,000	435,000	(3,726,331)
Sale and financing of foreclosed assets held for sale	$ 1,795,070	$ 1,461,378	$ 7,246,939